LEASES	12 Months Ended
Dec. 31, 2022
Disclosure Of Lease [Abstract]
LEASES
NOTE 6:	LEASES

a.	Leases in which the Group is the lessee:

The Group applies IFRS 16, Leases. The Group has lease agreements with respect to the following items:

-	Offices;
-	Data center;

1)	Information regarding material lease agreements:

a)	The Group leases Offices mainly in the United States of America (US), Israel, Canada and UK with contractual original lease periods ends between the years 2023 and 2027 from several lessors. The Group did not assume renewals in determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement.

A lease liability in the amount of USD 18,513 thousand and USD 12,023 thousand as of December 31, 2022, and December 31, 2021, respectively, and right-of-use asset in the amount of USD 7,753 thousand and USD 5,424 thousand as of December 31, 2022, and December 31, 2021, respectively have been recognized in the statement of financial position in respect of leases of offices.

b)	The Group leases data center and related network infrastructure with contractual original lease periods ends between the years 2023 and 2026. The Group did not assume renewals in determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement.

A lease liability in the amount of USD 10,825 thousand and USD 2,972 thousand as of December 31, 2022, and December 31, 2021, respectively, and right-of-use asset in the amount of USD 10,520 thousand and USD 2,849 thousand as of December 31, 2022, and December 31, 2021, respectively have been recognized in the statement of financial position in respect of data centers.

2)	Lease liability:

Maturity analysis of the Group's lease liabilities:

	December 31
	2022	2021
	USD thousands

Less than one year (0-1)	14,104	7,119
One to five years (1-5)	15,234	7,042
More than five years (5+)	-	834

Total	29,338	14,995

Current maturities of lease liability	14,104	7,119

Long-term lease liability	15,234	7,876

3)	Right-of-use assets - Composition:

	Offices	Data center	Total
	USD thousands

Balance as of January 1, 2021	5,925	4,897	10,822

Depreciation and amortization on right-of-use assets	(4,022)	(2,312)	(6,334)
Additions	3,571	446	4,017
Lease modifications	-	7	7
Disposals	-	(189)	(189)
Exchange rate differences	(50)	-	(50)

Balance as of December 31, 2021	5,424	2,849	8,273

Business Combinations	6,103	10,633	16,736
Depreciation and amortization on right-of-use assets	(4,533)	(4,693)	(9,226)
Additions	1,113	1,783	2,896
Lease modifications	(74)	-	(74)
Disposals	(205)	(52)	(257)
Exchange rate differences	(75)	-	(75)

Balance as of December 31, 2022	7,753	10,520	18,273

4)	Amounts recognized in statement of operation:

	Year ended December 31
	2022	2021	2020
	USD thousands

Interest expenses on lease liability	(587)	(570)	(1,117)
Depreciation and amortization of right-of-use assets	(9,226)	(6,334)	(8,855)
Gain (loss) recognized in profit or loss	(74)	7	1,829

Total	(9,887)	(6,897)	(8,143)

5)	Amounts recognized in the statement of cash flows:

	Year ended December 31
	2022	2021	2020
	USD thousands

Cash outflow for leases	(12,605)	(10,579)	(14,468)

b.	Leases in which the Group is a lessor:

1)	Information regarding material lease agreements:

The Group subleases offices at the US for periods expiring in 2027.

2)	Net investment in the lease:

Presented hereunder is the movement in the net investment in the lease:

	Offices
	Year ended December 31
	2022	2021
	USD thousands

Balance as of January 1,	5,682	7,835

Sublease receipts	(1,306)	(2,454)
Additions	310	301
Business combinations (See Note 20)	163	-

Balance as of December 31,	4,849	5,682

3)	Maturity analysis of net investment in finance leases:

	Year ended December 31
	2022	2021
	USD thousands

Less than one year (0-1)	1,084	1,067
One to five years (1-5)	3,765	3,789
More than five years (5+)	-	826

Total net investment in the lease as of December 31,	4,849	5,682

4)	Amounts recognized in statement of operation:

	Offices
	Year ended December 31
	2022	2021	2020
	USD thousands

Gain from finance subleases	-	301	274
Financing income on the net investment in the lease	199	245	361

Total	199	546	635